Mineral Property Interest - Schedule of mineral property interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Exploration Expenditures:
Mineral property interests	$ 37,282	$ 31,300
British Columbia (Canada) [Member] | New Polaris [Member]
Acquisition costs [Abstract]
Beginning balance	3,921	3,927
Acquisition	12	12
Foreign currency translation adjustment	10	(18)
Ending balance	3,943	3,921
Deferred Exploration Expenditures:
Beginning balance	27,379	23,581
Assays and sampling	5	60
Community engagement and social	716	233
Drilling	48	1,183
Environmental	2,639	1,339
Feasibility	531	1,310
Field, camp, supplies		535
General, administrative, sundry	6	46
Local labour		175
Machinery and equipment		62
Metallurgy	28	38
Recovery of taxes		(133)
Rental And Storage	31	61
Royalties	7
Salaries	350	698
Transportation	25	597
Utilities		4
Foreign currency translation adjustment	1,574	(2,410)
Ending balance	33,339	27,379
Mineral property interests	$ 37,282	$ 31,300